Trade Payables and Accrued Liabilities - Summary of Trade Payables and Accrued Liabilities (Details) - CAD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017
Trade and other current payables [abstract]
Trade payables	$ 1,256	$ 813
Amounts due to related parties (Note 9)	1	42
Accrued liabilities	371	114
Trade payables and accrued liabilities	$ 1,628	$ 969